CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION
NOTE K - CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION

The following condensed financial statements summarize the financial position of the Corporation as of December 31, 2013 and 2012, and the results of its operations and its cash flows for the years ended December 31, 2013, 2012, and 2011:

CHEVIOT FINANCIAL CORP.
STATEMENT OF FINANCIAL CONDITION
For the years ended December 31, 2013 and 2012
(In thousands)

ASSETS	2013	2012

Cash in Cheviot Savings Bank	$6,253	$14,752
Cash and due from banks	101	1,960
Loan receivable - ESOP	1,384	1,864
Investment in Cheviot Savings Bank	80,523	88,344
Investment securities available for sale – at fair value	2,578	-
Prepaid expenses and other assets	-	736
Prepaid federal income taxes	211	134
Deferred federal income taxes	-	118

Total assets	$91,050	$107,908

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$17	$8
Deferred federal income taxes	106	-
Total liabilities	123	8

Common stock	76	76
Additional paid-in capital	57,215	65,772
Shares acquired by stock benefit plans	(1,574)	(1,992)
Retained earnings	42,439	43,444
Accumulated comprehensive income (loss),
Unrealized (losses) gains on securities available for sale, net of tax expense (benefits)	(7,229)	600

Total shareholders’ equity	90,927	107,900

Total liabilities and shareholders’ equity	$91,050	$107,908

CHEVIOT FINANCIAL CORP.
STATEMENT OF EARNINGS
For the years ended December 31, 2013, 2012, and 2011
(In thousands)

	2013	2012	2011

Income
Interest income	$97	$15	$13
Equity in earnings of Cheviot Savings Bank	1,584	3,614	3,737
Total income	1,681	3,629	3,750

General, administrative and other expense	327	408	575

Earnings before federal income tax benefits	1,354	3,221	3,175

Federal income tax benefits	(78)	(134)	(191)

Net earnings	$1,432	$3,355	$3,366

CHEVIOT FINANCIAL CORP.
STATEMENT OF CASH FLOWS
Years ended December 31, 2013, 2012, and 2011
(In thousands)

	2013	2012	2011

Cash flows provided by (used in) operating activities:
Net earnings for the year	$1,432	$3,355	$3,366
Equity in undistributed earnings of Cheviot Savings Bank	(1,546)	(3,534)	(3,756)
Amortization of expense related to stock benefit plans	419	362	356
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits	-	-	12
Prepaid expenses and other assets	737	(504)	(198)
Accounts payable and other liabilities	10	(48)	(13)
Prepaid federal income taxes
Current	(78)	(575)	883
Deferred	-	-	(194)
Net cash provided by (used in) operating activities	974	(944)	456

Cash flows provided by (used in) investing activities:
Purchase of corporate securities – available for sale	(1,920)	-	-
Proceeds from maturity of investment securities – available for sale	-	-	3,000
Cash paid for acquisition, net of cash received	-	-	(9,621)
Capital investment in Cheviot Savings Bank	-	(16,616)	-
Dividend from Cheviot Savings Bank	1,583	3,000	-
Net cash flows provided by (used in) investing activities	(337)	(13,616)	(6,621)

Cash flows provided by (used in) financing activities:
Stock option expense, net	23	22	20
Common stock repurchased	(8,581)	-	-
Proceeds for stock offering, net of costs	-	22,133	12,643
Shares acquired for stock benefit plans	-	(1,496)	-
Dividends paid	(2,437)	(2,351)	(1,581)
Net cash provided by (used in) financing activities	(10,995)	18,308	11,082

Net increase in cash and cash equivalents	(10,358)	3,748	4,917

Cash and cash equivalents at beginning of year	16,712	12,964	8,047

Cash and cash equivalents at end of year	$6,354	$16,712	$12,964